Prepaid Land Lease Payments - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 17, 2020 USD ($)	Nov. 17, 2020 CNY (¥)	Nov. 05, 2020 USD ($)	Nov. 05, 2020 CNY (¥)	Nov. 20, 2019 USD ($)	Nov. 20, 2019 CNY (¥)
Finite Lived Intangible Assets [Line Items]
- Amortization of intangible assets (note 9)	$ 106,000	$ 0	$ 0
Sinovac Dalian
Finite Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount					$ 23,015,000	¥ 150.2			$ 2,567,000	¥ 16.7
Sinovac Dalian | Guangdong Development Bank [Member]
Finite Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount							$ 2,196,000	¥ 14.3
Use Rights [Member]
Finite Lived Intangible Assets [Line Items]
- Amortization of intangible assets (note 9)	238,000	$ 238,000	$ 249,000
Use Rights [Member] | Sinovac Dalian | Bank Loan from Guangdong Development Bank [Member] | Guangdong Development Bank [Member]
Finite Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	$ 2,196,000			¥ 14.3